SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS - Other significant information (Details) Rp in Millions, $ in Millions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 24, 2021 IDR (Rp)	Oct. 29, 2021 IDR (Rp)	Oct. 22, 2021 IDR (Rp)	Oct. 14, 2021 IDR (Rp)	Sep. 10, 2021 IDR (Rp)	Aug. 26, 2021 IDR (Rp)	Apr. 23, 2021 IDR (Rp)	Mar. 29, 2021 IDR (Rp)	Nov. 27, 2020 IDR (Rp)	Jan. 15, 2019 IDR (Rp)	Mar. 30, 2017 IDR (Rp)
HSBC Credit Agreement on November 27, 2020
Borrowings and other credit facilities
Total facility											Rp 500,000
Bank Permata Credit Agreement
Borrowings and other credit facilities
Total facility								Rp 400,000
Bank of China Credit Agreement
Borrowings and other credit facilities
Total facility					Rp 1,000,000
Citibank Credit Agreement
Borrowings and other credit facilities
Total facility			Rp 500,000
Bank CIMB Niaga 2017 - 2019
Borrowings and other credit facilities
Total facility													Rp 495,000
BTPN 2017 To 2020
Borrowings and other credit facilities
Total facility												Rp 628,000	Rp 400,000
Company, Infomedia and Telkom Infratel | DBS Credit Agreements
Borrowings and other credit facilities
Total facility							Rp 750,000
Unused facilities	Rp 275,000
Company, Infomedia and Telkom Infratel | BNI..
Borrowings and other credit facilities
Total facility										Rp 735,000
Unused facilities	108,000
Company, Metra, Infomedia and Telin | MUFG Credit Agreement
Borrowings and other credit facilities
Total facility				Rp 400,000
Unused facilities	30,000
Company, Sigma and Melon | HSBC Credit Agreement
Borrowings and other credit facilities
Total facility									Rp 947,000
Unused facilities	217,000
Company, Infomedia, MD Media and Telkom Infratel | MUFG Credit Agreement
Borrowings and other credit facilities
Total facility				1,560,000
Unused facilities	1,020,000
Company and GSD | MUFG Credit Agreement
Borrowings and other credit facilities
Total facility				Rp 900,000
Unused facilities	521,000
Company, Metra, MD Media, Metranet and Telkomsel | HSBC Credit Agreement
Borrowings and other credit facilities
Total facility						Rp 1,000,000
Unused facilities	21,000
United States Dollar | DBS maturing on July 31 2022
Borrowings and other credit facilities
Total facility	20
United States Dollar | Bank CIMB Niaga 2021
Borrowings and other credit facilities
Total facility	55
Rupiah | BNI maturing on November 7, 2022
Borrowings and other credit facilities
Total facility	475,000
Rupiah | BNI maturing on June 6, 2022
Borrowings and other credit facilities
Total facility	1,170,000
Rupiah | Mandir maturing on October 25, 2022
Borrowings and other credit facilities
Total facility	4,050,000
Rupiah | Mandri maturing on April 28, 2022
Borrowings and other credit facilities
Total facility	Rp 500,000
Interest rate (as a percent)	1.50%	1.50%
Rupiah | HSBC maturing on July 14 2022
Borrowings and other credit facilities
Total facility	Rp 400,000
Rupiah | HSBC maturing on June 29, 2022
Borrowings and other credit facilities
Total facility	2,053,000
Rupiah | MUFG maturing on April 20 2023
Borrowings and other credit facilities
Total facility	3,030,000
Rupiah | DBS maturing on July 31 2022
Borrowings and other credit facilities
Total facility | $		$ 600,000
Rupiah | UOB maturing on December 20 2022
Borrowings and other credit facilities
Total facility	500,000
Rupiah | BCA maturing on December 3, 2022
Borrowings and other credit facilities
Total facility	500,000
Rupiah | Bank CIMB Niaga 2017 - 2019
Borrowings and other credit facilities
Total facility	700,000
Rupiah | BTPN 2017 To 2020
Borrowings and other credit facilities
Total facility	489,000
Rupiah | ICBC 2017
Borrowings and other credit facilities
Total facility	Rp 272,000
Rupiah | Minimum | BNI maturing on November 7, 2022
Borrowings and other credit facilities
Interest rate (as a percent)	7.90%	7.90%
Rupiah | Minimum | BNI maturing on June 6, 2022
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.10%	2.10%
Rupiah | Minimum | Mandir maturing on October 25, 2022
Borrowings and other credit facilities
Interest rate (as a percent)	3.75%	3.75%
Rupiah | Maximum | BNI maturing on November 7, 2022
Borrowings and other credit facilities
Interest rate (as a percent)	8.50%	8.50%
Rupiah | Maximum | BNI maturing on June 6, 2022
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.50%	2.50%
Rupiah | Maximum | Mandir maturing on October 25, 2022
Borrowings and other credit facilities
Interest rate (as a percent)	9.00%	9.00%
Monthly Repayment of Interest | Rupiah | HSBC maturing on July 14 2022
Borrowings and other credit facilities
Interest rate (as a percent)	7.40%	7.40%
Monthly Repayment of Interest | Rupiah | DBS maturing on July 31 2022
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.20%	1.20%
Monthly Repayment of Interest | Rupiah | UOB maturing on December 20 2022
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.75%	1.75%
Monthly Repayment of Interest | Rupiah | BCA maturing on December 3, 2022
Borrowings and other credit facilities
Interest rate (as a percent)	3.40%	3.40%
Monthly Repayment of Interest | Rupiah | Minimum | HSBC maturing on December 31, 2021
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.80%	0.80%
Monthly Repayment of Interest | Rupiah | Minimum | MUFG maturing on April 20 2023
Borrowings and other credit facilities
Interest rate (as a percent)	0.50%	0.50%
Monthly Repayment of Interest | Rupiah | Maximum | MUFG maturing on April 20 2023
Borrowings and other credit facilities
Interest rate (as a percent)	0.70%	0.70%
Repayment of Interest, Semi Annually | United States Dollar | DBS maturing on July 31 2022
Borrowings and other credit facilities
Interest rate (as a percent)	3.25%	3.25%
Repayment of Interest, Semi Annually | United States Dollar | Bank CIMB Niaga 2021
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.70%	1.70%
Repayment of Interest, Semi Annually | Rupiah | DBS maturing on July 31 2022
Borrowings and other credit facilities
Interest rate (as a percent)	10.75%	10.75%
Repayment of Interest, Semi Annually | Rupiah | Minimum | Bank CIMB Niaga 2017 - 2019
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.50%	1.50%
Repayment of Interest, Semi Annually | Rupiah | Maximum | Bank CIMB Niaga 2017 - 2019
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.95%	1.95%
Quarterly repayment of interest | Rupiah | ICBC 2017
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.36%	2.36%
Quarterly repayment of interest | Rupiah | Minimum | BTPN 2017 To 2020
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.435%	1.435%
Quarterly repayment of interest | Rupiah | Maximum | HSBC maturing on June 29, 2022
Borrowings and other credit facilities
Interest rate (as a percent)	1.00%	1.00%
Quarterly repayment of interest | Rupiah | Maximum | BTPN 2017 To 2020
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.00%	2.00%